Equipment, Office Facilities, and Property	12 Months Ended
Dec. 31, 2012
Equipment, Office Facilities, and Property
8.	Equipment, Office Facilities, and Property

Equipment, office facilities, and property are detailed below:

December 31,	2012	2011

Software	$1,067	$ 993
Buildings	456	446
Information technology equipment	398	430
Leasehold improvements	287	307
Furniture and equipment	133	131
Telecommunications equipment	95	104
Land	59	59
Construction in progress	7	17

Total equipment, office facilities, and property	2,502	2,487
Accumulated depreciation and amortization	(1,827)	(1,802)

Total equipment, office facilities, and property – net	$675	$ 685